HSBC Funds

January 31, 2023

Quarterly Report

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.7%
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(a)	10,060	89,232

Biotechnology — 4.9%
Alkermes PLC(a)	21,060	603,158
Halozyme Therapeutics, Inc.(a)	10,540	545,656
Ironwood Pharmaceuticals, Inc.(a)	3,460	39,859
		1,188,673
Building Products — 5.4%
Apogee Enterprises, Inc.	5,550	259,962
Carlisle Cos., Inc.	2,090	524,297
Owens Corning	5,320	514,178
		1,298,437
Capital Markets — 1.5%
Cboe Global Markets, Inc.	1,500	184,320
Lazard, Ltd., Class A	4,510	180,761
		365,081
Chemicals — 2.2%
Livent Corp.(a)	20,370	527,990

Commercial Banks — 0.3%
Midland States Bancorp, Inc.	2,620	66,758

Communications Equipment — 2.9%
Extreme Networks, Inc.(a)	24,130	435,064
Harmonic, Inc.(a)	19,600	258,132
		693,196
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp.(a)	8,460	409,972

Diversified Consumer Services — 3.6%
Chegg, Inc.(a)	20,360	422,674
H&R Block, Inc.	11,350	442,423
		865,097
Diversified Financial Services — 0.7%
Jackson Financial, Inc., Class A	4,030	177,481

Diversified Telecommunication Services — 2.4%
Iridium Communications, Inc.(a)	9,830	588,227

Electrical Equipment — 2.6%
Atkore, Inc.(a)	4,750	618,688

Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc.	4,800	445,152
Jabil, Inc.	8,140	640,048
		1,085,200
Equity Real Estate Investment Trusts (REITs) — 4.9%
Iron Mountain, Inc.	10,410	568,178
Omega Healthcare Investors, Inc.	3,800	111,872
Tanger Factory Outlet Centers, Inc.	25,940	495,713
		1,175,763
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	4,870	352,929

Health Care Equipment & Supplies — 5.7%
Alphatec Holdings, Inc.(a)	18,840	245,297
Glaukos Corp.(a)	6,270	307,544
Shockwave Medical, Inc.(a)	2,140	402,170
TransMedics Group, Inc.(a)	6,770	426,645
		1,381,656
Health Care Providers & Services — 6.8%
AMN Healthcare Services, Inc.(a)	4,620	442,781
Cross Country Healthcare, Inc.(a)	4,820	133,755
Option Care Health, Inc.(a)	9,260	267,336
Progyny, Inc.(a)	8,540	293,691
RadNet, Inc.(a)	7,500	157,875
The Ensign Group, Inc.	3,790	353,417
		1,648,855
Health Care Technology — 0.4%
Phreesia, Inc.(a)	2,400	89,976

Household Durables — 3.7%
Installed Building Products, Inc.	3,520	387,517
Tempur Sealy International, Inc.	12,650	515,487
		903,004

HSBC FAMILY OF FUNDS	1

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2023 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Independent Power Producers & Energy Traders — 1.5%
Clearway Energy, Inc., Class C	10,820	365,608

Interactive Media & Services — 0.7%
Cars.com, Inc.(a)	9,680	165,528

IT Services — 1.3%
Wix.com, Ltd.(a)	3,580	311,388

Life Sciences Tools & Services — 2.7%
Bruker Corp.	9,190	644,403

Machinery — 1.5%
Hillenbrand, Inc.	7,920	371,131

Metals & Mining — 0.8%
Constellium SE(a)	13,080	190,052

Multiline Retail — 1.0%
Nordstrom, Inc.	12,770	249,526

Paper & Forest Products — 1.0%
Louisiana-Pacific Corp.	3,650	248,529

Pharmaceuticals — 0.7%
Harmony Biosciences Holdings, Inc.(a)	3,280	157,998

Professional Services — 3.4%
Insperity, Inc.	3,930	434,461
TriNet Group, Inc.(a)	5,100	384,795
		819,256
Semiconductors & Semiconductor Equipment — 4.3%
Axcelis Technologies, Inc.(a)	3,330	366,133
Lattice Semiconductor Corp.(a)	8,710	660,131
		1,026,264
Software — 13.7%
Agilysys, Inc.(a)	4,060	339,254
Box, Inc., Class A(a)	18,330	586,377
Fair Isaac Corp.(a)	880	586,036
Gen Digital, Inc.	23,270	535,443
Manhattan Associates, Inc.(a)	2,610	340,239
Nutanix, Inc., Class A(a)	14,580	406,344
Paylocity Holding Corp.(a)	2,490	518,642
		3,312,335
Specialty Retail — 2.7%
Dick’s Sporting Goods, Inc.	3,560	465,506
Hibbett, Inc.	2,950	195,762
		661,268
Technology Hardware, Storage & Peripherals — 2.9%
Avid Technology, Inc.(a)	3,830	116,088
Pure Storage, Inc., Class A(a)	19,880	575,327
		691,415
Thrifts & Mortgage Finance — 2.5%
Federal Agricultural Mortgage Corp., Class C	1,090	144,937
Walker & Dunlop, Inc.	4,880	465,455
		610,392
Trading Companies & Distributors — 1.9%
Boise Cascade Co.	2,300	172,431
Triton International, Ltd.	4,170	294,569
		467,000
TOTAL COMMON STOCKS (Cost $20,402,600)		23,818,308

TOTAL INVESTMENTS IN SECURITIES (Cost $20,402,600) — 98.7%		23,818,308
Other Assets (Liabilities) — 1.3%		312,355
NET ASSETS — 100.0%		$24,130,663

(a)	Represents non-income producing security.

2	HSBC FAMILY OF FUNDS

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND

Schedule of Portfolio Investments — as of January 31, 2023 (Unaudited)

Value ($)
Affiliated Portfolio — 101.2%
HSBC RadiantESG U.S. Smaller Companies Portfolio	7,948,349
TOTAL AFFILIATED PORTFOLIO (Cost $6,819,843)	7,948,349

TOTAL INVESTMENTS IN SECURITIES (Cost $6,819,843) — 101.2%	7,948,349
Other Assets (Liabilities) — (1.2)%	(91,516)
NET ASSETS — 100.0%	$7,856,833

HSBC FAMILY OF FUNDS	1

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2023 (Unaudited)

Value ($)
Affiliated Portfolio — 101.3%
HSBC RadiantESG U.S. Smaller Companies Portfolio	16,182,314
TOTAL AFFILIATED PORTFOLIO (Cost $13,895,112)	16,182,314

TOTAL INVESTMENTS IN SECURITIES (Cost $13,895,112) — 101.3%	16,182,314
Other Assets (Liabilities) — (1.3)%	(206,527)
NET ASSETS — 100.0%	$15,975,787

HSBC FAMILY OF FUNDS	1